Goodwill (Details) - Schedule of goodwil - Previously Reported - USD ($) $ in Thousands	Dec. 30, 2023	Dec. 31, 2022
Goodwill [Line Items]
Beginning balance, gross	$ 19,891	$ 31,478
Acquisition		7,808
Accumulated disposition		(1,577)
Accumulated impairment losses		(16,073)
Currency translation adjustment		(1,745)
Ending balance, net	$ 19,891	$ 19,891